Description of the business and summary of material accounting policy information (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Concesionaria [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Vuela Aviacionn S.a [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Vuela Sa [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Vuela El Salvador S.a. De C.v. [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Comercializadora [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Servicios Earhart Sa [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Servicios Corporativos Volaris Sa De Cv [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Comercializadora V Frecuenta S. A.de C. V [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Viajes Vuela S.a. De C.v. [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Guatemala Dispatch Service S.a [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Fideicomiso Irrevocable de Administracion numero F/745291 [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Fideicomiso de Administracion numero CIB/3081 [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Fideicomiso Irrevocable de Administracion numero CIB/3249 [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
CIBanco, S.A., Institucion de Banca Multiple, Fideicomiso CIB/3853 [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
CIBanco, S.A., Institucion de Banca Multiple, Fideicomiso CIB/3855 [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
CIBanco, S.A., Institucion de Banca Multiple, Fideicomiso CIB/3866 [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
CIBanco, S.A., Institucion de Banca Multiple, Fideicomiso CIB/3867 [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
CIBanco, S. A, Institucion de Banca Multiple, Fideicomiso CIB/3921 [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Bank Of Utah Fideicomiso N503VL [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Bank Of Utah Fideicomiso N504VL [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	100.00%